FAIR VALUE	12 Months Ended
Sep. 30, 2013
FAIR VALUE [Abstract]
FAIR VALUE

NOTE 5 - FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 - Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate fair value:

Securities: The fair values for securities are determined by quoted market prices, if available (Level 1). If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments (Level 2). This includes the use of "matrix pricing" used to value debt securities absent the exclusive use of quoted prices. For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows (Level 3). As of September 30, 2013 and 2012, all securities were classified as a Level 2 fair value.

Other Real Estate Owned: Commercial and residential real estate properties classified as other real estate owned (OREO) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Appraisals for real estate properties classified as other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Association's management. The appraisal values are discounted to allow for selling expenses and fees, and the discounts range from 5% to 10%.

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below (in thousands):

		Fair Value Measurements at
		September 30, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Financial Assets
Securities:
States and political subdivisions	$22,935	$-	$22,935	$-
U.S. Government agencies and
sponsored entitites	26,112	-	26,112	-
Mortgage backed securities: residential	30,797	-	30,797	-
Collateralized mortgage obligations	3,894	-	3,894	-
SBA loan pools	4,192	-	4,192	-
Total securities	$87,930	$-	$87,930	$-

		Fair Value Measurements at
		September 30, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Financial Assets
Securities:
States and political
subdivisions	$26,188	$-	$26,188	$-
U.S. Government agencies and
sponsored entitites	22,257	-	22,257	-
Mortgage backed securities: residential	46,011	-	46,011	-
Total securities	$94,456	$-	$94,456	$-

There were no transfers between Level 1 and Level 2.

Assets measured at fair value on a non-recurring basis are summarized below (in thousands):

		Fair Value Measurements at
		September 30, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Other real estate owned
One to four family, net	$6	$-	$-	$6
Commercial, net	290	-	-	290

Fair Value Measurements at
September 30, 2012 Using:
Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Other real estate owned
One to four family, net	$268	$-	$-	$268

At September 30, 2013, other real estate owned had a net carrying amount of $296,000 made up of the outstanding balance of $454,000, net of a valuation allowance $158,000 which resulted in a write-down of $157,000 for the year ended September 30, 2013.

At September 30, 2012, other real estate owned had a net carrying amount of $268,000 made up of the outstanding balance of $336,000, net of a valuation allowance $68,000 which resulted in a write-down of $68,000 for the year ended September 30, 2013.

The carrying amounts and estimated fair values of financial instruments, at September 30, 2013 and 2012 are as follows (in thousands):

		Fair Value Measurements
	Carrying
	Value	Level 1	Level 2	Level 3	Total
September 30, 2013
Financial assets
Cash and cash equivalents	$8,192	$8,192	$-	$-	$8,192
Securities	87,930	-	87,930	-	87,930
Federal Home Loan Bank stock	1,953	N/A	N/A	N/A	N/A
Loans held for sale	482	-	492	-	492
Loans, net	175,476	-	-	186,193	186,193
Accrued interest receivable	1,134	-	494	640	1,134

Financial liabilities
Deposits	$217,340	$93,128	$125,209	$-	$218,337
Federal Home Loan Bank advances	13,230	-	13,706	-	13,706
Accrued interest payable	278	-	278	-	278

		Fair Value Measurements
	Carrying
	Value	Level 1	Level 2	Level 3	Total
September 30, 2012
Financial assets
Cash and cash equivalents	$23,430	$23,430	$-	$-	$23,430
Securities	94,456	-	94,456	-	94,456
Federal Home Loan Bank stock	1,953	N/A	N/A	N/A	N/A
Loans held for sale	719	-	739	-	739
Loans, net	179,998	-	-	202,153	202,153
Accrued interest receivable	1,255	-	509	746	1,255

Financial liabilities
Deposits	$236,472	$96,176	$141,826	$-	$238,002
Federal Home Loan Bank advances	17,672	-	18,764	-	18,764
Accrued interest payable	376	-	376	-	376

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

FHLB Stock

It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans

Fair values of loans, excluding loans held for sale, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors in a Level 2 classification.

Deposits

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are by definition equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. The carrying amounts of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair value at the reporting date resulting in a Level 1 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

FHLB Advances

The fair values of the Company's long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value and are classified by level consistent with the level of the related assets or liabilities.

Off-balance Sheet Instruments

Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing. The fair value of commitments is not material.